Financial and capital risk management	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Financial and capital risk management

17. Financial and capital risk management

Effects of derivatives on the statement of financial position

	June 30, 2026		December 31, 2025
	Assets	Liabilities	Assets	Liabilities
Foreign exchange and interest rate risk	918	181	588	133
Commodities price risk	117	137	29	13
Embedded derivatives	–	2	–	–
Total	1,035	320	617	146

Net exposure

	June 30, 2026	December 31, 2025
Foreign exchange and interest rate risk (i)	737	455
Commodities price risk	(20)	16
Embedded derivatives	(2)	–
Total	715	471

(i) Includes a positive balance of US$367 and US$181 as of June 30, 2026 and December 31, 2025, respectively, related to transactions to mitigate foreign exchange and interest rate fluctuations on loans, borrowings and provisions related to Brumadinho and Samarco.

Effects of derivatives on the income statement

	Gain (loss) recognized in the income statement
	Three-month period ended June 30,		Six-month period ended June 30,
	2026	2025	2026	2025
Foreign exchange and interest rate risk	192	557	554	1,321
Commodities price risk	(254)	(9)	111	(9)
Embedded derivatives	–	–	(2)	1
Total	(62)	548	663	1,313

Effects of derivatives on the cash flows

	Financial settlement inflows (outflows)
Six-month period ended June 30,	2026	2025
Foreign exchange and interest rate risk	306	297
Commodities price risk	147	(14)
Total	453	283

a) Market risk

a.i) Foreign exchange and interest rates

	Notional		Fair value		Fair value by year
Flow	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025	2027	2028	2029+
Foreign Exchange and Interest Rate Derivatives	US$ 12,578	US$ 9,201	737	455	271	182	284

The sensitivity analysis of these derivative financial instruments is presented as follows:

Instrument's main risk events	Fair value	Scenario I (∆ of 25%)	Scenario II (∆ of 50%)
R$ depreciation	737	(1,005)	(2,834)
US$ interest rate inside Brazil decrease	737	522	276
Brazilian interest rate increase	737	46	(520)
TJLP interest rate decrease	737	738	738
IPCA index decrease	737	550	377
SOFR interest rate decrease	737	716	693

a.ii) Protection program for product prices and input costs

	Notional		Fair value		Fair value by year
Flow	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025	2027	2028	2029+
Brent crude oil (bbl)
Options	28,959,063	22,224,999	(43)	(5)	50	(93)	–

Bunker (tons)
Bunker fowards	480	–	(11)	–	–	(11)	–

Forward Freight Agreement (days)
Freight forwards	4,020	2,070	16	15	12	3	1

Fixed price Nickel sales protection (ton)
Nickel forwards	28,398	3,557	18	5	18	–	–

Instrument	Instrument's main risk events	Fair value	Scenario I (∆ of 25%)	Scenario II (∆ of 50%)
Brent crude oil (bbl)	Decrease in fuel oil price	(54)	(464)	(938)
Forward Freight Agreement (days)	Decrease in freight price	16	(11)	(39)
Hedge for fixed-price nickel sales (tons)	Decrease in nickel price	18	(18)	(83)

a.iii) Embedded derivatives in contracts

	Notional		Fair value		Fair value by year
Flow	June 30, 2026	December 31, 2025	June 30, 2026	December 31, 2025	2027	2028	2029+
Embedded derivative (pellet price) in natural gas purchase agreement (volume/month)
Call options	746,667	746,667	(2)	–	–	–	(2)

The sensitivity analysis of these derivative financial instruments is presented as follows:

Instrument	Instrument's main risk events	Fair value	Scenario I (∆ of 25%)	Scenario II (∆ of 50%)
Embedded derivative (pellet price) in natural gas purchase agreement (volume/month)
Embedded derivatives - Gas purchase	Pellet price increase	(2)	(5)	(12)

a.iv) Hedge accounting

	Gain recognized in the other comprehensive income
	Three-month period ended June 30,		Six-month period ended June 30,
	2026	2025	2026	2025
Net investment hedge	33	115	169	286

b) Credit risk management

b.i) Financial Counterparties’ ratings

The transactions of derivative instruments, cash and cash equivalents, as well as short-term investments are held with financial institutions whose exposure limits are periodically reviewed and approved by the delegated authority. The financial institutions' credit risk is performed through a methodology that considers, among other information, ratings provided by international rating agencies.

The table below presents the ratings in foreign currency as published by Moody’s regarding the main financial institutions used by the Company to contract derivative instruments, cash and cash equivalents transaction.

	June 30, 2026		December 31, 2025
	Cash and cash equivalents and investment	Derivatives	Cash and cash equivalents and investment	Derivatives
Aa2	507	7	721	1
Aa3	32	–	–	–
A1	2,139	307	2,918	169
A2	1	17	1	–
A3	887	104	1,339	61
Baa1	–	–	–	–
Baa2	13	–	2	–
Baa3	28	–	55	–
Ba1 (i)	1,383	295	1,658	198
Ba2 (i)	775	305	872	188
	5,765	1,035	7,566	617

(i) A substantial part of the balances is held with financial institutions in Brazil which are deemed investment grade in local currency.

c) Liquidity risk management

The liquidity risk arises from the possibility that Vale might not perform its obligations on due dates, as well as face difficulties to meet its cash requirements due to market liquidity constraints.

The Company manages its cash on a consolidated basis and has sufficient capacity to meet its short-term obligations.